Loan liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Accrued short-term interest	€ 1,092	€ 1,136
Unutilized lines of credit	245,509	€ 99,601
Facility with European Investment Bank
Borrowings
Unutilized lines of credit	€ 150,000